BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,936,787	21,981,089
Series Fifteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,858,400	3,865,900
Series Sixteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,411,800	5,423,102
Series Seventeen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,980,687	4,995,887
Series Eighteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,616,200	3,612,200
Series Nineteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,073,700	4,080,000